Contractual obligations and commitments	12 Months Ended
Dec. 31, 2017
Contractual Obligations And Commitments
Contractual obligations and commitments

The table below sets forth the contractual obligations as of December 31, 2017:

in € thousand	2017

Within one year	4,679
Between one and three years	506
Between three and five years	57
More than five years	7
Contractual commitments	5,249

Operating lease obligations

Operating lease obligations consist of payments pursuant to non-cancellable operating lease agreements mainly relating to our leases of office space. The lease term of our premises in Jena, Germany expires in December 2019. The lease term of our premises in Munich, Germany expires in June 30, 2022.

Other Contractual obligations and commitments

The Group enters into contracts in the normal course of business with Contracted Research Organizations (‘CROs’) and clinical sites for the conduct of clinical trials, professional consultants for expert advice and other vendors for clinical supply manufacturing or other services. Most of these contracts are not included in the table above as they provide for termination on notice, and therefore are cancelable contracts and do not include any minimum purchase commitments.